PROVISIONS - Provisions overview (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Total	$ 2,112	$ 2,407
Short-term provisions	662	1,101
Long-term provisions	1,450	1,306
Environmental
Disclosure of other provisions [line items]
Total	622	566
Emission rights
Disclosure of other provisions [line items]
Total	47	522
Asset retirement obligations
Disclosure of other provisions [line items]
Total	375	349
Site restoration
Disclosure of other provisions [line items]
Total	149	152
Staff related obligations
Disclosure of other provisions [line items]
Total	149	137
Voluntary separation plans
Disclosure of other provisions [line items]
Total	18	23
Litigation and contingencies (see note 12)
Disclosure of other provisions [line items]
Total	344	289
Tax claims
Disclosure of other provisions [line items]
Total	81	73
Other legal claims and contingencies
Disclosure of other provisions [line items]
Total	263	216
Commercial agreements and onerous contracts
Disclosure of other provisions [line items]
Total	37	28
Other
Disclosure of other provisions [line items]
Total	$ 371	$ 341